Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Interest Rate Swap Contract

Below is a summary of the interest rate swap contracts and the terms at December 31, 2013:

(Dollars in thousands)	Notional Amount	Effective Date	Pay Rate	Receive Rate (*)	Maturity Date	Unrealized Loss
Cash Flow Hedge	$20,000	2/10/2011	4.18%	0.28%	2/10/2018	$2,306
Cash Flow Hedge	15,000	2/10/2011	3.91%	0.28%	2/10/2018	1,563

	$35,000					$3,869

* Variable receive rate based upon contract rates in effect at December 31, 2013

Schedule of Fair Value of Stock Option Granted

The fair value of each stock option granted was estimated using the following weighted-average assumptions:

	2013	2012	2011
Assumptions
Volatility	39.45%	39.70%	39.52%
Interest Rates	1.62%	1.24%	1.58%
Dividend Yields	2.99%	3.17%	3.03%
Weighted Average Life ( in years)	5.5	7.0	7.0

Summary of Net Income Per Share

The following table summarizes the Company’s net income per share for the years ended December 31, 2013, 2012, and 2011:

(Amounts in thousands, except per share data)
	2013	2012	2011
Net income	$15,344	$14,903	$14,910
Weighted-average common shares outstanding	17,386	17,215	17,326

Basic earnings per share	$0.88	$0.87	$0.86

Weighted-average common shares outstanding	17,386	17,215	17,326
Common stock equivalents due to effect of stock options	189	148	139

Total weighted-average common shares and equivalents	17,575	17,363	17,465

Diluted earnings per share	$0.87	$0.86	$0.85